(30) RELATED PARTY TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advances [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	R$ 0	R$ 0
TOTAL LIABILITIES	657	691
INCOME	0	0	R$ 0
EXPENSES	0	0	0
Advances [Member] | Foz do Chapeco Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	930	979
INCOME	0	0	0
EXPENSES	0	0	0
Advances [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	1,155	1,212
INCOME	0	0	0
EXPENSES	0	0	0
Advances [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	418	440
INCOME	0	0	0
EXPENSES	0	0	0
Advances [Member] | Entities under common control [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	16	13,330
INCOME	0	0	0
EXPENSES	152,369	91,302	0
Energy purchases and sales, and charges [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	2,993	13,169
INCOME	12	0	0
EXPENSES	44,575	80,362	60,765
Energy purchases and sales, and charges [Member] | Foz do Chapeco Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	41,850	37,415
INCOME	18	0	215
EXPENSES	490,713	381,193	358,272
Energy purchases and sales, and charges [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	943	823
TOTAL LIABILITIES	78,639	51,381
INCOME	10,338	8,763	3,684
EXPENSES	354,430	281,530	269,480
Energy purchases and sales, and charges [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	13,397	19,458
INCOME	19	0	0
EXPENSES	143,845	137,376	91,010
Energy purchases and sales, and charges [Member] | Entities under common control [Member]
Disclosure of transactions between related parties [line items]
INCOME			0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	2	153
TOTAL LIABILITIES	0	0
INCOME	2,225	1,582	521
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | Foz do Chapeco Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	15	2
TOTAL LIABILITIES	0	0
INCOME	2,143	1,726	1,424
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	2	152
TOTAL LIABILITIES	0	0
INCOME	1,902	1,665	1,826
EXPENSES	0	0	0
Intangible assets, property, plant and equipment, materials and services rendered [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	534	416
TOTAL LIABILITIES	0	0
INCOME	3	(469)	488
EXPENSES	0	0	0
Intragroup loans [Member] | EPASA - Centrais Eletricas da Paraiba [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
INCOME	0	327	4,379
EXPENSES	0	0	0
Dividend and interest on capital [Member] | BAESA - Energetica Barra Grande S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	3	108
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	0	0	0
Dividend and interest on capital [Member] | ENERCAN - Campos Novos Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	65,010	21,184
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	0	0	0
Dividend and interest on capital [Member] | Chapecoense Geracao S.A. [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	33,733	32,734
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	0	0	0
Others [Member] | Instituto CPFL [Member]
Disclosure of transactions between related parties [line items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
INCOME	0	0	0
EXPENSES	R$ 4,151	R$ 3,613	R$ 0